Debt - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2026	Jul. 29, 2026	Jun. 30, 2026	May 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Mar. 31, 2018
Debt Instrument [Line Items]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts			$ 43,000,000
Debt instrument, unamortized discount (premium) and debt issuance costs, net			237,536			$ 240,983
Undrawn amounts			11,731,823
Unsecured
Debt Instrument [Line Items]
Undrawn amounts			10,720,000
Unsecured | Asia Revolver
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity							$ 950,000
Secured
Debt Instrument [Line Items]
Undrawn amounts			1,011,823
4.125% Senior Unsecured Debt Due 2029 | Unsecured
Debt Instrument [Line Items]
Face amount					$ 900,000
Interest rate (in percentage)					4.125%
4.750% Senior Unsecured Debt Due 2033 | Unsecured
Debt Instrument [Line Items]
Face amount					$ 850,000
Interest rate (in percentage)					4.75%
4.450% Senior Unsecured Debt Due 2026 | Unsecured
Debt Instrument [Line Items]
Interest rate (in percentage)	4.45%
Repayments of debt	$ 500,000
Percentage of principal amount redeemed	100.00%
4.875% Senior Unsecured Debt Due 2031 | Unsecured | Subsequent event
Debt Instrument [Line Items]
Face amount		$ 900,000
Interest rate (in percentage)		4.875%
Unsecured Term Loan | Line of Credit | Unsecured
Debt Instrument [Line Items]
Face amount			$ 700,000	$ 1,500,000
Institutional Secured Term Loans Hyperion Facility | Secured
Debt Instrument [Line Items]
Payment for debt extinguishment or debt prepayment cost	$ 400,000